Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03026940

CERT/NYS

1-12073

NYSE

August 7, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
AUG 08 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, EQUITY INNS, INC., 8.75% Series B Cumulative Preferred Stock, $.01 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 6, 2003. Tentative listing date – August 11, 2003.

Sincerely,